Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
Schedule of intangible assets
	December 31, 2023	December 31, 2022
Intangible assets- brand name	$533,816	$535,815
Accumulated amortization	(107,500)	(53,975)
Intangible assets, net	$426,316	$481,840

Schedule of estimated future amortization expense	Estimated future amortization expense is as follows:
Years ended December 31,	Amortization expense
2024	$53,290
2025	53,290
2026	53,290
2027	53,290
2028	53,290
Thereafter	159,866
$426,316